CAPITAL MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2026
Capital Management [Abstract]
Disclosure of capital structure
The Company’s capital structure includes the following:

As at	March 31, 2026	March 31, 2025
		Restated - Note 2
	$	$
Shareholders’ equity comprised of:
Share capital	492,102	345,305
Contributed surplus	34,972	32,626
Pre-Funded Warrants	16,399	—
Restricted and performance share unit reserve	7,453	—
Options reserve	31,563	36,262
Warrants reserve	38,205	20,493
Accumulated other comprehensive income (loss)	630	(14,296)
Deficit	(389,535)	(255,393)
Total	231,789	164,997